Stockholders’ Equity (Details) - Schedule of outstanding warrants to purchase - $ / shares		Sep. 30, 2022		Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Warrants		95,855,661		28,196,377
Exercise Price (in Dollars per share)		$ 0.01
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		23,375,988	[1]	22,977,568
Exercise Price (in Dollars per share)		$ 11.5	[1]	$ 11.5
Expiration Date		July 21, 2026	[1]	July 21, 2026
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		276,131	[2]	674,551	[3],[4]
Exercise Price (in Dollars per share)		$ 11.5	[2]	$ 11.5	[3],[4]
Expiration Date		July 21, 2026	[2]	July 21, 2026	[3],[4]
ATW NPA Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	[5]	28,431,635
Exercise Price (in Dollars per share)	[5]	$ 0.64
Expiration Date	[5]	Various through August 10, 2028
Bridge Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	[6]	42,342,839
Exercise Price (in Dollars per share)	[6]	$ 0.71
Expiration Date	[6]	Various through September 23, 2029
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		1,429,068		4,544,258
Exercise Price (in Dollars per share)		$ 4.69		$ 10
Expiration Date		August 5, 2027		Various through August 10, 2028

[1]	On August 9, 2022, PSAC Sponsor transferred 398,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[2]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021.
[3]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheet as of December 31, 2021.
[4]	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.
[5]	On September 23, 2022, the Company and Purchasers of the ATW NPA Notes entered into an agreement to place a total of 31,118,718 outstanding warrants related to the Optional Notes and the June 2021 Notes (see Note 9, Notes Payable) into a warrant reserve with an exercise price now set to $0.6427 per warrant (“Warrant Reserve”). Upon the completion of certain milestones and conditions, the Company may elect a forced conversion clause settleable in cash through January 23, 2023 on the warrants, requiring the warrant holders to exercise their warrants on a cash basis in exchange for newly issued shares of the Company’s Class A Common Stock. The aggregate exercise price of the Warrant Reserve is $20,000. The remaining outstanding warrants not in the Warrant Reserve but also issued pursuant to the Optional Notes and the June 2021 Notes totaling 29,158,364 warrants, are agreed to have their exercise price set at $0.50 per warrant. As of the date the unaudited Consolidated Condensed Financial Statements were issued, the Company did not force the conversion of any of the warrants underlying the Warrant Reserve.
[6]	The Bridge Warrants are recorded in Accrued expenses and other current liabilities in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022. The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at September 30, 2022.